PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Premises and equipment
Premises and equipment, gross	$ 8,518	$ 8,543
Less accumulated depreciation	4,898	4,738
Premises and equipment, net	3,620	3,805
Land
Premises and equipment
Premises and equipment, gross	1,351	1,351
Office buildings and improvements
Premises and equipment
Premises and equipment, gross	5,432	5,468
Furniture, fixtures, and equipment
Premises and equipment
Premises and equipment, gross	$ 1,735	$ 1,724